Cover Page	Feb. 05, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 05, 2020
Entity Registrant Name	COMCAST CORP
Entity Central Index Key	0001166691
Entity Incorporation, State or Country Code	PA
Entity File Number	001-32871
Entity Tax Identification Number	27-0000798
Entity Address, Address Line One	One Comcast Center
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103-2838
City Area Code	(215)
Local Phone Number	286-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
NBCUniversal Media LLC [Member]
Document Information [Line Items]
Entity Registrant Name	NBCUniversal Media, LLC
Entity Central Index Key	0000902739
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36438
Entity Tax Identification Number	14-1682529
Entity Address, Address Line One	30 Rockefeller Plaza
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10112-0015
City Area Code	(212)
Local Phone Number	664-4444
Entity Emerging Growth Company	false
Class A Common Stock, $0.01 par value [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	CMCSA
Security Exchange Name	NASDAQ
2.0% Exchangeable Subordinated Debentures due 2029 [Member]
Document Information [Line Items]
Title of 12(b) Security	2.0% Exchangeable Subordinated Debentures due 2029
Trading Symbol	CCZ
Security Exchange Name	NYSE
5.50% Notes due 2029 [Member]
Document Information [Line Items]
Title of 12(b) Security	5.50% Notes due 2029
Trading Symbol	CCGBP29
Security Exchange Name	NYSE
9.455% Guaranteed Notes due 2022 [Member]
Document Information [Line Items]
Title of 12(b) Security	9.455% Guaranteed Notes due 2022
Trading Symbol	CMCSA/22
Security Exchange Name	NYSE